UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  May 31, 2012

Item 1. Reports to Stockholders.

Annual Report

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

May 31, 2012

Investment Adviser

M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Phone: 1-855-MDS-FUND (1-855-637-3863)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	7

INVESTMENT HIGHLIGHTS	8

SCHEDULE OF INVESTMENTS	11

STATEMENT OF ASSETS AND LIABILITIES	20

STATEMENT OF OPERATIONS	21

STATEMENT OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	30

NOTICE OF PRIVACY POLICY & PRACTICES	31

ADDITIONAL INFORMATION	32

Dear Shareholder:

Performance:  As shown in the following chart, the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Class (the “Fund” or “MDSIX”) has performed very favorably in the current exceptionally low yield environment.  Since its inception on June 30, 2011, for the 11-month period ended May 31, 2012, the Fund has generated a return of 2.90%.  These results were driven by security selection amongst the U.S. Government and U.S. Government Agency-backed securities the Fund focuses on.  By way of comparison, the BofA/Merrill Lynch 1-3 U.S. Year Treasury Index returned 0.85% for the July 2011 – May 2012 period.  We also show returns for both the 1 Month and 1 Year London Interbank Offered Rate (LIBOR) below:

6/30/11
through 5/31/12
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund	2.90%
BofA/Merrill Lynch 1-3 U.S. Year Treasury Index	0.85%
1 Year LIBOR	0.57%
1 Month LIBOR	0.22%

As an update, we are pleased to share that the Fund celebrated its one year anniversary and ranked #2 among 83 mutual funds in the Lipper Short U.S.  Government category (based on total returns) and returned +2.87% for the 12-month period ended June 30, 2012 vs. a +1.09% return for the Lipper Short U.S. Government category average (“Lipper category”) and a +0.79% return for the BofA/Merrill Lynch 1-3 Year U.S. Treasury Index.  The gross expense ratio for MDSIX is 0.67%.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-637-3863.

Notably, the Fund achieved this ranking targeting 100% in the highest yielding U.S. Government and U.S. Government Agency-Backed securities, while the Lipper category includes funds that can allocate up to 35% of their assets to securities that have not been issued or guaranteed by the U.S. government, its agencies, or its instrumentalities.  In our view, this is a testament to the rigorous analysis done by the M.D. Sass Fixed Income Group in selecting highly liquid, undervalued securities with quantifiable stable cash flows and the group’s efforts to identify, measure and control risks.

Market Review:  During the 11-month period ended May 31, 2012, markets were mainly focused on the European sovereign debt crisis, questions around the economic growth trajectory in the U.S. and globally, and countercyclical policy responses by central banks and national governments.  As real Gross Domestic Product (GDP) growth deteriorated in both the U.S. and Europe during the latter half of last year, (e.g. 1.3% real GDP growth for the 2nd quarter and 2.0% for the 3rd quarter in the U.S.), the Federal Reserve’s Operation Twist Program and the European Central Bank’s Long Term Refinancing Option (LTRO) channeled investors into risk assets and reduced funding stresses.  As we began 2012, U.S. economic data also seemingly improved even as the market grew concerned over the impact of higher energy and gasoline prices.  The nonfarm payroll increase of January 2012 was the best since May 2010.  Congressional finalization of the payroll tax cut and unemployment benefits also removed some of the immediate fiscal headwinds faced by the economy.  Significantly, the January Federal Open Market Committee (FOMC) meeting revealed that the Federal Reserve decided to keep the target range for the federal funds rate at 0 to ¼ percent “at least through 2014,” replacing earlier guidance of “mid 2013”, adding to market optimism.

That said, risk aversion and volatility returned during the 2nd quarter of this year, mainly driven by European sovereign concerns related to the potential exit of Greece from the Eurozone.  Also, while the recapitalization of the Spanish banking system provided liquidity relief, it failed to address the sovereign/banking linkage reflected by the increasing level of local deposit flight.  In the US, macroeconomic data generally underperformed expectations.  In particular, the labor market remained soft as reflected by the nonfarm payroll increase of 69,000 for May and revisions lowering the April report to 77,000 from 115,000.  Greater focus on the looming fiscal contraction, due to expiring tax cuts and automatic government expenditures and set to take effect in early 2013, also contributed to growing uncertainty for the markets.

Market Data:  The following charts illustrate key market metrics as of May 31, 2012 and relative to those of 1 year ago:

	6/30/2011	5/31/2012	Change
2-Year US Treasury (UST) yield	0.19%	0.26%	0.08%
5-Year UST yield	1.76%	0.66%	-1.11%
10-Year UST yield	3.16%	1.56%	-1.60%

	6/30/2011	3/31/2012	5/31/2012
3-Month Treasury-Bill yield	0.02%	0.07%	0.07%
2-Year UST yield	0.19%	0.33%	0.26%
5-Year UST yield	1.76%	1.04%	0.66%
10-Year UST yield	3.16%	2.21%	1.56%
1-month LIBOR	0.19%	0.24%	0.24%
Dow Jones Industrial Avg	12,414	13,212	12,394
S&P 500	1,321	1,408	1,310
U.S. $ / Euro	1.45	1.33	1.24
Gold ($/oz)	$1,500.35	$1,668.35	$1,560.43
Oil	$100.32	$103.02	$86.85

Source: Bloomberg

Market Outlook: The ultra-short term U.S. Agency MBS sector the Fund emphasizes continues to provide high yields compared to other very high quality indices of similar duration, such as the BofA/Merrill Lynch 1-3 U.S. Year Treasury Index.  Accordingly, we hope to earn this relatively high yield and also have opportunities to add value by purchasing undervalued issues.  Looking forward, we would highlight the following factors that have contributed to the Fund’s performance and that we expect should continue to benefit strategy in the future.

•
Attractive Valuations: The U.S. Agency MBS sector continues to offer attractive valuations relative to U.S. Treasuries, as highlighted by the following exhibit showing the ratio of the yields on U.S. Agency MBS vs. U.S. Treasuries (in order to scale nominal rates for the effect of the general level of rates).  In this current environment of very low yields, U.S. Agency MBS stands out as offering a particularly attractive yield advantage relative to Treasuries.  We anticipate these spreads and ratios trending over time towards their means, which should bode well for the relative performance of U.S. Agency MBS/Collateralized Mortgage Obligations (CMOs) going forward:

•
The “Bernanke Gift”: The Fed’s commitment to keeping short term rates low well into 2014 serves to continue to encourage investors to favor income oriented products, such as U.S. Agency MBS.  Additionally, to the extent that economic activity tends to disappoint, the continuation of special monetary efforts by the Fed (such as the recent extension of “Operation Twist” in June) provides an ongoing potential impetus to the mortgage market (and thus ultimately, the demand for U.S. Agency MBS).

•
“Crowding in the Private Sector”: The Administration in Washington has conveyed a clear intention of bringing back private origination into mortgage finance, while reducing the role of the Government Sponsored Enterprises (GSE’s).  We anticipate the regulatory authorities (by way of various incremental and gradual policy changes) acting to make for a more difficult environment for prospective borrowers to qualify for a U.S. Agency backed mortgages.  For example, note the action by the GSE’s to raise Agency guarantee fees, i.e. the G-fee.  To the extent that such actions induce an element of scarcity to issuance patterns of U.S. Agency MBS, relative yield spreads in this sector should find support, which should potentially bode well for the performance of such issues.  Indeed, this dynamic may play out incrementally, and over the long term.

In summary, we remain optimistic for the future performance of our specialized approach to investing in high quality short duration U.S. Agency MBS.

Important Disclosures

The Fund is distributed by Quasar Distributors, LLC.

Past performance is not a guarantee of future results.

This Annual Report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  However, the Fund only intends to invest in 1 to 3 year duration securities.  Investments in U.S. Agency Mortgage Backed Securities include additional risks that investors should be aware of such as prepayment risk, extension risk, and possible illiquidity.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

It is not possible to invest directly in an unmanaged index.

BofA/Merrill Lynch 1-3 U.S. Year Treasury Index:  The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.  It is not possible to invest directly in an unmanaged index.

1 Year and 1 Month LIBOR:  The London Interbank Offered Rate is the average interbank interest rate at which a group of leading banks in the London money market lend to one another.

Basis Point:  A basis point is one hundredth of one percent, or 0.01%.

2, 5, 10 Year and 3 Month U.S. Treasury Bill Yields:  The U.S. Treasury yield curve compares the yields of short-term Treasury bills with long-term Treasury notes.  Treasury bills are issued for terms less than a year.  Treasury notes are issued in terms of 2, 3, 5, and 10 years.  Treasury bonds are issued in terms of 30 years.  They are all called “notes” or “Treasuries” for short.

Dow Jones Industrial Average:  The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

S&P 500:  The S&P 500 Index is a capitalization weighted index that measures the performance of those companies that Standard and Poor’s has selected for inclusion.  The S&P 500 Index is unmanaged and may not be invested in directly.

U.S.$ Calculation/Euro Calculation:  Units of U.S.-dollar per one unit of EURO.

Duration:  A measure of the sensitivity of the price of a fixed-income investment to a change in interest rates.

Citigroup 5 Yr Treasury Index:  The index measures the performance of 5 year maturity Treasuries.

Citigroup 30 Yr FNMA Current Coupon Index:  The index measures the performance of Fannie Mae agency mortgage-backed securities with coupon that equates to current mortgage rate (i.e. with a price equal to par).

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Lipper Short U.S. Government Fund Category:  The Lipper Short U.S. Government Fund Category is made up of Funds who invest at least 65% of assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years.

Lipper Analytical Services, Inc. is an independent mutual fund research and rating service.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.  Past performance does not guarantee future results.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.(1)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)(2)

Institutional Class
Actual	$1,000.00	$1,010.80	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$3.18
Retail Class
Actual	$1,000.00	$1,008.50	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.22	$3.71

(1)	The period for the Institutional Class is December 1, 2011 – May 31, 2012. The period for the Retail Class is December 30, 2011 (commencement of operations) – May 31, 2012.
(2)
Expenses for the Institutional Class are equal to the annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 183/366.  Expenses for the Retail Class are equal to the annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 153/366.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights
(Unaudited)

The Fund’s investment objective seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  To achieve its investment objective, the Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.  The Fund’s allocation of portfolio holdings as of May 31, 2012 is shown below.

Allocation of Portfolio Holdings
(as a percentage of total investments)

Continued

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2012

M.D. Sass 1-3 Year
	Duration U.S. Agency	BofA Merrill	Lipper Short
	Bond Fund –	Lynch 1-3 Year	U.S. Government
	Institutional Class	U.S. Treasury	Funds Index
Since Inception (6/30/11)	2.90%	0.85%	1.09%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

The Lipper Short U.S. Government Funds category is made up of funds that invest at least 65% of assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years.

One cannot invest directly in an index.

Growth of $100,000 Investment

*	Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Investment Highlights (Continued)
(Unaudited)

Total Returns as of May 31, 2012

M.D. Sass 1-3 Year
	Duration U.S. Agency	BofA Merrill	Lipper Short
	Bond Fund –	Lynch 1-3 Year	U.S. Government
	Retail Class	U.S. Treasury	Funds Index
Since Inception (12/30/11)	0.85%	0.17%	0.56%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-855-MDS-FUND (1-855-637-3863).

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date.  The graph does not reflect any future performance.

The BofA Merrill Lynch 1-3 U.S. Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

The Lipper Short U.S. Government Funds category is made up of funds that invest at least 65% of assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77%

Fannie Mae Pool – 35.61%
323936, 7.000%, 09/01/2014	$85,549	$89,935
735794, 7.000%, 06/01/2017	48,002	50,463
545825, 6.000%, 07/01/2017	38,870	41,831
254443, 6.000%, 09/01/2017	96,431	106,106
670372, 6.000%, 09/01/2017	61,993	68,212
254696, 5.500%, 03/01/2018	116,549	126,886
257428, 5.000%, 10/01/2018	30,705	33,163
755513, 4.000%, 11/01/2018	112,406	120,281
555872, 5.000%, 11/01/2018	69,894	75,709
889972, 7.000%, 11/01/2018	11,080	11,418
745498, 7.000%, 11/01/2018	29,799	32,449
761270, 4.500%, 02/01/2019	95,769	104,709
255208, 4.000%, 04/01/2019	978,985	1,048,794
255176, 4.500%, 04/01/2019	143,263	154,131
761402, 4.500%, 05/01/2019	114,836	125,557
782072, 5.000%, 05/01/2019	299,973	324,978
725527, 5.500%, 05/01/2019	114,613	124,778
252573, 6.000%, 06/01/2019	53,215	58,623
725792, 4.500%, 08/01/2019	211,736	227,798
761492, 5.000%, 09/01/2019	132,474	144,283
725993, 6.000%, 09/01/2019	258,870	279,103
357695, 4.500%, 01/01/2020	400,532	430,916
255547, 4.500%, 01/01/2020	529,178	569,321
805304, 5.000%, 01/01/2020	121,302	131,998
889303, 4.000%, 03/01/2020	109,662	117,345
735371, 5.000%, 04/01/2020	259,200	280,807
255735, 5.000%, 06/01/2020	1,746,565	1,893,523
995182, 5.500%, 06/01/2020	139,071	151,666
745440, 4.500%, 07/01/2020	103,545	111,400
829054, 4.500%, 08/01/2020	176,900	190,209
995158, 4.500%, 12/01/2020	467,144	502,290
995287, 6.500%, 02/01/2021	224,244	233,132
889196, 4.500%, 03/01/2021	252,257	271,236
AE0125, 5.500%, 08/01/2021	2,278,157	2,484,480
890175, 5.000%, 10/01/2021	419,655	454,637
890330, 5.000%, 10/01/2021	28,262	30,613
995321, 4.500%, 12/01/2021	1,165,059	1,252,712
995528, 5.000%, 12/01/2021	1,685,687	1,827,522
889143, 4.500%, 05/01/2022	206,500	222,165
944358, 5.500%, 06/01/2022	41,096	44,693
256846, 5.500%, 08/01/2022	380,685	414,011
254440, 6.000%, 08/01/2022	52,469	58,065
254662, 5.000%, 02/01/2023	36,254	39,922
254688, 5.500%, 03/01/2023	1,059,515	1,165,378
254733, 5.000%, 04/01/2023	259,332	285,567
254762, 5.000%, 05/01/2023	563,126	620,096
890156, 5.000%, 05/01/2023	131,463	142,524

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Fannie Mae Pool (Continued)
254797, 5.000%, 06/01/2023	$217,238	$239,216
254764, 5.500%, 06/01/2023	624,725	687,145
254799, 5.000%, 07/01/2023	880,717	969,266
254800, 5.500%, 07/01/2023	1,010,939	1,113,213
254832, 5.500%, 08/01/2023	145,994	160,763
254916, 5.500%, 09/01/2023	137,735	151,669
254954, 4.500%, 10/01/2023	610,959	666,849
254963, 5.500%, 10/01/2023	84,608	93,557
254998, 4.500%, 11/01/2023	691,728	755,007
995874, 5.500%, 11/01/2023	44,555	48,562
995428, 5.500%, 11/01/2023	531,833	579,666
995185, 5.000%, 12/01/2023	2,174,762	2,347,553
255160, 5.500%, 03/01/2024	131,174	144,445
255232, 4.500%, 05/01/2024	180,364	196,863
255226, 5.000%, 05/01/2024	317,405	349,317
255456, 5.500%, 10/01/2024	88,698	97,561
255582, 5.000%, 01/01/2025	913,065	1,003,154
255628, 5.500%, 02/01/2025	241,517	265,649
AD3081, 4.000%, 04/01/2025	774,208	822,883
735734, 5.500%, 07/01/2025	226,395	249,016
AL1373, 5.000%, 09/01/2025	2,520,774	2,729,722
255984, 4.500%, 11/01/2025	94,736	102,988
888227, 5.000%, 11/01/2025	1,014,342	1,114,424
256247, 6.000%, 05/01/2026	76,444	84,452
48081, 4.700%, 12/01/2026 (a)	43,890	44,415
256640, 5.500%, 03/01/2027	794,614	868,546
888281, 6.000%, 04/01/2027	73,505	81,113
47935, 4.808%, 05/01/2027 (a)	8,009	8,609
256752, 6.000%, 06/01/2027	141,658	156,232
252284, 6.500%, 01/01/2029	276,431	322,473
323591, 6.500%, 03/01/2029	100,659	115,732
MA0140, 4.500%, 08/01/2029	1,473,153	1,583,977
678050, 5.500%, 12/01/2032	456,912	502,494
555326, 5.500%, 04/01/2033	777,725	855,311
254693, 5.500%, 04/01/2033	590,924	649,505
555424, 5.500%, 05/01/2033	907,017	996,934
555531, 5.500%, 06/01/2033	706,280	776,298
254767, 5.500%, 06/01/2033	662,011	727,640
555592, 5.500%, 07/01/2033	299,680	329,389
889855, 5.500%, 11/01/2033	1,079,302	1,186,974
893368, 5.000%, 12/01/2033	530,489	575,785
725205, 5.000%, 03/01/2034	1,635,339	1,774,972
745096, 5.500%, 11/01/2034	450,898	495,597
995801, 5.500%, 12/01/2034	83,760	92,064
735036, 5.500%, 12/01/2034	305,550	335,459
888073, 5.500%, 02/01/2035	199,326	219,210
735989, 5.500%, 02/01/2035	376,445	413,999

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Fannie Mae Pool (Continued)
735670, 5.500%, 03/01/2035	150,715	165,657
AD0250, 5.500%, 04/01/2035	2,411,454	2,652,020
735715, 5.500%, 05/01/2035	812,808	893,386
745751, 5.500%, 09/01/2035	191,244	210,203
889301, 5.500%, 11/01/2035	271,797	298,062
AE0099, 5.500%, 10/01/2036	904,543	993,572
889929, 5.500%, 08/01/2037	205,828	226,232
AD0198, 5.500%, 09/01/2038	272,746	299,103
735642, 1.358%, 08/01/2042 (a)	32,805	33,145
		51,132,483
Fannie Mae REMICS – 12.46%
1997-42, 7.000%, 07/18/2012	108	109
2001-51, 6.000%, 10/25/2016	567,686	607,633
2002-7, 5.500%, 03/25/2017	528,089	567,520
2002-11, 5.500%, 03/25/2017	71,684	76,413
2002-7, 6.000%, 03/25/2017	140,292	149,768
2002-19, 6.000%, 04/25/2017	22,415	23,950
2003-18, 4.000%, 06/25/2017	6,804	6,810
2003-36, 4.500%, 06/25/2017	6,718	6,733
2003-52, 3.500%, 07/25/2017	62,718	63,037
2003-33, 4.000%, 07/25/2017	189,045	189,671
2002-57, 5.500%, 09/25/2017	301,202	324,012
2002-55-QE, 5.500%, 09/25/2017	438,590	472,336
2002-55-GC, 5.500%, 09/25/2017	80,271	86,532
2002-58, 5.500%, 09/25/2017	155,345	165,952
2002-59B, 5.500%, 09/25/2017	1,242,682	1,341,395
2002-61, 5.500%, 10/25/2017	53,437	57,757
2002-74, 5.000%, 11/25/2017	261,363	280,666
2002-72, 5.500%, 11/25/2017	171,979	186,107
2003-27, 3.500%, 03/25/2018	182,793	187,811
2004-36, 4.000%, 03/25/2018	110,106	111,695
2003-21, 5.000%, 03/25/2018	210,789	226,851
2003-81, 4.500%, 04/25/2018	506,556	522,107
2003-57, 3.500%, 06/25/2018	215,103	225,469
2003-57, 5.000%, 06/25/2018	31,909	34,453
2003-74, 3.750%, 08/25/2018	107,169	112,383
2003-81, 4.500%, 09/25/2018	83,750	90,178
2003-91, 4.500%, 09/25/2018	434,286	467,207
2003-108, 4.000%, 11/25/2018	585,236	618,743
2003-128, 4.000%, 01/25/2019	600,000	638,250
2009-37, 4.000%, 04/25/2019	44,125	46,869
1999-15, 6.000%, 04/25/2019	262,353	287,282
2005-38, 5.000%, 06/25/2019	67,145	68,811
2008-55, 5.000%, 07/25/2019	56,206	58,404
2005-8, 5.000%, 07/25/2019	167,351	173,113
2005-93, 4.500%, 11/25/2019	248,414	256,205

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Fannie Mae REMICS (Continued)
2005-46, 5.000%, 01/25/2020	$20,097	$20,156
1990-73, 0.000% Coupon, 0.632% Effective Yield, 07/25/2020	70,402	64,001
2011-68, 4.500%, 12/25/2020	890,044	955,455
2011-68, 5.000%, 06/25/2021	723,577	788,319
2004-61, 5.500%, 08/25/2021	60,000	61,036
2003-28, 4.250%, 03/25/2022	12,972	13,065
2003-64, 4.500%, 07/25/2022	539,403	550,267
2003-122, 5.500%, 08/25/2022	199,517	203,496
2003-17, 4.250%, 09/25/2022	51,305	52,627
2003-46, 4.000%, 06/25/2023	45,786	47,506
2003-80, 4.000%, 06/25/2023	14,860	15,669
2003-49, 5.500%, 06/25/2023	119,000	130,937
2006-111, 4.500%, 08/25/2023	12,181	12,190
2009-37, 4.000%, 03/25/2024	177,320	186,886
2004-44, 4.500%, 06/25/2024	1,959,200	2,148,942
2005-48, 5.000%, 03/25/2030	1,367	1,367
2003-71, 4.100%, 09/25/2031	433,891	437,588
2001-64, 6.000%, 11/25/2031	665,162	748,494
2002-97, 5.500%, 12/25/2031	29,103	29,475
2003-2, 5.000%, 03/25/2032	135,680	136,317
2008-80, 5.000%, 05/25/2032	1,074,940	1,123,106
2010-39, 5.000%, 10/25/2032	130,875	137,276
2005-27, 5.500%, 05/25/2034	80,531	88,376
2005-23, 5.000%, 04/25/2035	108,890	118,906
2005-62, 5.000%, 06/25/2035	53,947	61,332
2005-62, 4.750%, 07/25/2035	211,572	225,650
2005-68, 5.750%, 07/25/2035	21,336	23,373
2005-73, 0.489%, 08/25/2035 (a)	709,203	709,963
2007-33, 5.500%, 04/25/2037	28,469	31,909
2009-15, 4.500%, 10/25/2037	41,087	43,168
		17,899,084
FHLMC-GNMA – 0.30%
G023, 0.700%, 11/25/2023 (a)	432,381	434,832
Freddie Mac Gold Pool – 23.69%
E0-1098, 6.000%, 02/01/2017	86,627	93,047
E0-1138, 6.500%, 03/01/2017	69,605	75,122
E0-1140, 6.000%, 05/01/2017	103,380	111,358
G1-1350, 6.000%, 10/01/2017	226,822	243,675
G1-2166, 6.500%, 01/01/2018	76,514	80,570
G1-1431, 6.000%, 02/01/2018	238,794	256,535
E0-1323, 4.500%, 03/01/2018	234,361	248,879
G1-1516, 6.000%, 03/01/2018	127,550	136,741
G1-1509, 6.000%, 03/01/2018	179,695	193,046
E0-1343, 5.000%, 04/01/2018	242,369	260,211
E0-1386, 5.000%, 06/01/2018	62,661	67,226
G1-3533, 5.000%, 07/01/2018	484,906	522,525

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Freddie Mac Gold Pool (Continued)
E0-1425, 4.500%, 08/01/2018	$249,810	$265,411
E0-1488, 5.000%, 10/01/2018	280,029	300,183
E0-1490, 5.000%, 11/01/2018	382,768	410,198
E0-1497, 5.500%, 11/01/2018	71,157	77,263
G1-2471, 4.500%, 12/01/2018	562,232	602,851
G1-1551, 5.500%, 02/01/2019	164,928	178,599
G1-1574, 6.000%, 02/01/2019	153,113	164,775
G1-3052, 5.000%, 03/01/2019	359,848	387,765
B1-5137, 4.000%, 06/01/2019	186,764	198,973
G1-2081, 4.500%, 06/01/2019	76,450	81,901
B1-5759, 4.500%, 07/01/2019	675,123	722,843
G1-8005, 5.000%, 08/01/2019	954,477	1,029,419
G1-8016, 5.000%, 10/01/2019	715,301	771,463
G1-3330, 6.000%, 10/01/2019	61,126	65,667
G1-8020, 4.500%, 11/01/2019	536,504	574,426
B1-4498, 4.000%, 12/01/2019	110,561	117,788
G1-3411, 5.000%, 12/01/2019	901,714	972,513
J0-6163, 4.000%, 01/01/2020	45,507	48,141
G1-1650, 5.000%, 02/01/2020	117,997	127,261
G1-1697, 5.500%, 04/01/2020	570,996	623,144
G1-1722, 5.000%, 07/01/2020	122,303	131,905
G1-1754, 6.000%, 07/01/2020	9,282	9,818
G1-3272, 4.500%, 08/01/2020	537,882	576,238
G1-1720, 4.500%, 08/01/2020	844,826	904,542
G1-1838, 6.000%, 08/01/2020	201,632	213,903
G1-3312, 4.500%, 09/01/2020	291,910	312,725
G1-3318, 5.000%, 10/01/2020	2,626,649	2,832,881
G1-1807, 5.500%, 10/01/2020	164,671	178,527
G1-2911, 4.000%, 02/01/2021	141,998	151,281
G1-1938, 4.500%, 03/01/2021	118,091	126,364
G1-2189, 5.500%, 03/01/2021	513,500	557,028
G1-1941, 5.500%, 04/01/2021	41,154	44,616
G1-1994, 5.500%, 05/01/2021	849,648	919,013
G1-2322, 5.500%, 07/01/2021	56,970	61,622
G1-2239, 5.500%, 07/01/2021	38,567	41,716
C9-0457, 6.500%, 07/01/2021	19,595	22,015
G1-2277, 6.000%, 08/01/2021	116,060	127,149
G1-3621, 6.500%, 08/01/2021	719,029	772,964
C9-0481, 6.000%, 09/01/2021	57,231	63,011
G1-2717, 5.500%, 11/01/2021	54,733	59,338
G1-2491, 5.000%, 01/01/2022	635,390	684,285
G1-2977, 5.500%, 10/01/2022	228,011	246,626
G1-3024, 5.500%, 10/01/2022	368,173	398,231
C9-0588, 5.500%, 11/01/2022	75,247	82,540
G3-0234, 6.500%, 11/01/2022	11,750	13,201
G1-2935, 5.000%, 01/01/2023	166,774	179,269
G1-3182, 5.500%, 04/01/2023	322,325	348,438

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Freddie Mac Gold Pool (Continued)
C9-0675, 5.000%, 05/01/2023	$360,622	$388,547
D9-6027, 5.500%, 05/01/2023	38,699	42,506
C9-0676, 5.500%, 05/01/2023	216,054	236,995
C9-0689, 4.500%, 07/01/2023	40,269	43,721
C9-0698, 4.500%, 08/01/2023	397,647	431,732
C9-0705, 4.500%, 09/01/2023	373,586	405,609
C9-0706, 5.000%, 09/01/2023	45,473	49,761
G1-3345, 6.500%, 10/01/2023	59,783	64,297
G1-4160, 6.000%, 01/01/2024	546,233	586,816
G1-3390, 6.000%, 01/01/2024	403,429	441,976
G1-3692, 5.500%, 02/01/2024	210,424	227,603
G1-3610, 5.500%, 02/01/2024	329,442	356,132
C9-0830, 4.500%, 05/01/2024	151,246	164,210
G1-4015, 5.500%, 12/01/2024	597,687	647,977
G1-3790, 4.500%, 04/01/2025	1,120,762	1,194,028
J1-2076, 4.500%, 04/01/2025	400,410	431,341
E0-2707, 4.500%, 05/01/2025	428,842	456,876
C9-0902, 5.500%, 06/01/2025	327,717	359,277
G1-4273, 5.000%, 07/01/2025	1,175,006	1,263,040
C9-0918, 5.000%, 09/01/2025	475,688	517,578
C9-0946, 5.500%, 01/01/2026	33,277	36,482
G3-0284, 5.000%, 02/01/2026	233,618	254,191
G3-0293, 5.000%, 07/01/2026	523,183	569,256
D9-7050, 6.000%, 08/01/2026	17,674	19,492
C9-0989, 6.000%, 09/01/2026	121,021	133,470
D9-7472, 5.500%, 12/01/2027	155,852	169,790
G0-1584, 5.000%, 08/01/2033	597,370	646,522
C0-1649, 5.500%, 10/01/2033	1,239,580	1,359,536
G0-5168, 5.000%, 12/01/2034	120,339	130,240
G0-1882, 5.000%, 08/01/2035	996,427	1,075,923
G0-2826, 6.000%, 05/01/2037	1,133,247	1,248,932
		34,022,621
Freddie Mac REMICS – 24.05%
2113, 6.000%, 01/15/2014	24,075	24,831
2791, 5.000%, 05/15/2015	27,790	29,359
2828, 5.500%, 06/15/2015	103,218	109,714
2843, 5.500%, 07/15/2015	73,615	76,871
2344, 6.000%, 08/15/2016	379,519	405,483
2354, 5.750%, 09/15/2016	349,271	374,580
2368B, 6.000%, 10/15/2016	50,768	54,102
2381, 5.500%, 11/15/2016	761,579	813,805
2635, 3.500%, 03/15/2017	5,430	5,430
2685, 4.000%, 03/15/2017	54,968	55,224
2614, 4.000%, 05/15/2017	27,106	27,159
2718, 4.500%, 06/15/2017	30,029	30,425
2619, 4.500%, 06/15/2017	56,530	57,326

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Freddie Mac REMICS (Continued)
2458, 5.500%, 06/15/2017	$164,080	$175,487
2625, 3.250%, 07/15/2017	52,639	52,781
2634, 3.500%, 07/15/2017	65,066	65,395
2670, 5.000%, 07/15/2017	240,990	243,212
2636, 5.500%, 07/15/2017	133,647	136,921
3204, 5.000%, 08/15/2017	626,292	679,824
2767, 4.000%, 09/15/2017	115,292	116,344
2503-BH, 5.500%, 09/15/2017	58,808	63,645
2503-TG, 5.500%, 09/15/2017	118,378	128,206
2513-JE, 5.000%, 10/15/2017	285,009	306,068
2508, 5.000%, 10/15/2017	301,547	326,658
2509, 5.000%, 10/15/2017	53,095	57,004
2515, 5.000%, 10/15/2017	533,605	573,098
2510, 5.000%, 10/15/2017	162,494	176,043
2513-DB, 5.000%, 10/15/2017	74,093	79,519
2564, 5.500%, 10/15/2017	91,447	98,281
2627, 3.000%, 11/15/2017	227,494	231,323
2595, 4.000%, 12/15/2017	461,086	473,879
3567, 4.000%, 12/15/2017	188,588	198,234
2544, 5.000%, 12/15/2017	439,436	472,530
2543, 5.000%, 12/15/2017	118,682	127,647
2786, 4.500%, 01/15/2018	108,156	109,909
2575, 5.000%, 02/15/2018	200,000	218,764
2564, 5.000%, 02/15/2018	350,000	379,974
2629, 4.000%, 03/15/2018	274,640	285,315
2795, 5.000%, 03/15/2018	159,898	161,463
2888, 4.500%, 04/15/2018	480,330	487,165
2613, 3.250%, 05/15/2018	165,840	167,477
2617, 4.500%, 05/15/2018	1,132,493	1,208,851
2627, 4.500%, 06/15/2018	45,000	48,888
2631, 4.500%, 06/15/2018	232,819	249,403
2663, 5.000%, 08/15/2018	1,920,000	2,097,236
2683, 4.000%, 09/15/2018	1,900,518	2,007,494
2958, 4.500%, 09/15/2018	42,020	42,386
2686, 3.500%, 10/15/2018	500,000	531,206
2685, 4.000%, 10/15/2018	1,075,000	1,138,914
2695, 4.000%, 10/15/2018	475,000	506,110
2875, 4.000%, 11/15/2018	277,185	284,778
2735, 4.000%, 01/15/2019	1,175,000	1,243,403
2926, 4.500%, 01/15/2019	32,244	32,830
2927, 4.500%, 01/15/2019	83,164	84,093
2899, 4.500%, 03/15/2019	200,000	206,211
2786, 4.000%, 04/15/2019	600,000	640,171
2773, 4.000%, 04/15/2019	820,000	883,097
2790, 5.000%, 05/15/2019	215,657	233,145
2934, 0.000% Coupon, 0.894% Effective Yield, 02/15/2020	272,203	262,837
3037, 4.500%, 02/15/2020	82,351	85,081

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Freddie Mac REMICS (Continued)
2958, 4.500%, 04/15/2020	$840,000	$916,842
3010, 4.500%, 07/15/2020	850,000	946,774
2657, 5.000%, 12/15/2020	20,773	20,805
3296, 5.000%, 02/15/2021	92,441	94,926
3062, 5.500%, 09/15/2021	6,924	6,947
3455, 4.500%, 10/15/2021	108,720	110,839
2666, 5.500%, 01/15/2022	46,872	48,044
3288, 4.500%, 03/15/2022	985,000	1,093,551
2522, 5.500%, 03/15/2022	16,627	16,798
3676, 3.000%, 04/15/2022	30,908	31,160
2558, 4.500%, 06/15/2022	157,372	160,546
2561, 5.500%, 06/15/2022	380,639	392,307
3484, 5.000%, 09/15/2022	120,884	126,754
2710, 4.750%, 12/15/2022	237,150	243,637
3004, 4.500%, 01/15/2023	122,945	125,535
2970, 5.500%, 01/15/2023	37,738	37,941
2937, 4.500%, 06/15/2023	240,629	244,898
2649, 3.500%, 07/15/2023	72,253	76,595
2676, 5.000%, 09/15/2023	796,543	880,343
2720, 5.000%, 12/15/2023	51,452	56,821
2746, 5.000%, 02/15/2024	1,000,000	1,115,387
2824, 5.000%, 07/15/2024	38,162	42,454
3007, 5.500%, 07/15/2024	147,993	156,285
2835, 5.500%, 08/15/2024	118,149	130,772
2892, 5.000%, 11/15/2024	709,571	783,040
2938, 5.000%, 02/15/2025	1,458,253	1,620,157
3784, 4.000%, 01/15/2026	330,293	349,610
2695, 4.500%, 08/15/2028	19,470	19,470
3178, 6.000%, 09/15/2028	223,197	235,310
2764, 5.000%, 01/15/2029	162,437	163,613
3737, 5.000%, 10/15/2030	2,155,759	2,384,253
2864, 5.500%, 01/15/2031	119,496	122,608
2963, 5.500%, 02/15/2031	42,850	43,073
2875, 5.500%, 05/15/2031	3,350	3,349
2549, 5.500%, 06/15/2031	53,748	54,619
2344, 6.500%, 08/15/2031	96,489	106,142
3113, 5.000%, 10/15/2031	80,357	81,525
2922, 5.500%, 01/15/2032	15,946	16,403
2597, 5.000%, 03/15/2032	20,292	20,483
2588, 5.000%, 03/15/2032	7,982	8,059
2755, 0.689%, 04/15/2032 (a)	42,471	42,498
2883, 5.000%, 04/15/2032	57,902	58,304
2600, 5.500%, 06/15/2032	94,165	98,371
2968, 6.000%, 09/15/2032	227,860	236,365
3241, 5.500%, 07/15/2034	559,775	571,493
		34,538,315

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Schedule of Investments (Continued)

May 31, 2012

	Principal
	Amount	Value
Mortgage Backed Securities – 98.77% (Continued)

Ginnie Mae I Pool – 1.66%
781567X, 5.000%, 02/15/2018	$58,839	$63,318
781586X, 4.500%, 04/15/2018	36,416	38,831
781731X, 4.500%, 11/15/2018	467,844	500,109
782098X, 6.000%, 01/15/2020	436,447	463,210
781919X, 5.000%, 05/15/2020	879,696	950,817
782039X, 5.500%, 11/15/2020	342,006	370,161
		2,386,446
Government National Mortgage Association – 1.00%
1998-21, 6.500%, 09/20/2028	103,215	114,205
2003-97, 4.500%, 01/16/2030	166,938	168,205
2009-58, 4.000%, 11/16/2031	139,473	144,885
2005-51, 4.500%, 07/20/2035	311,544	320,736
2007-49, 0.000% Coupon, 0.222% Effective Yield, 12/20/2035	28,019	27,792
2009-104, 4.250%, 7/20/2036	633,045	665,254
		1,441,077
TOTAL MORTGAGE BACKED SECURITIES (Cost $139,949,991)		141,854,858

	Shares
SHORT-TERM INVESTMENTS – 6.37%
First American US Treasury Money Market Fund
0.00% (a)	9,149,068	9,149,068
TOTAL SHORT-TERM INVESTMENTS (Cost $9,149,068)		9,149,068

Total Investments (Cost $149,099,059) – 105.14%		151,003,926
Other Liabilities in Excess of Assets – (5.14)%		(7,380,304)
TOTAL NET ASSETS – 100.00%		$143,623,622

Percentages are stated as a percent of net assets.
(a)	Variable Rate security; the rate shown represents the rate at May, 31, 2012.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Assets and Liabilities

May 31, 2012

ASSETS
Investments, at value (cost $149,099,059)	$151,003,926
Dividends and interest receivable	524,777
Receivable for Fund shares sold	671,700
Other assets	31,717
TOTAL ASSETS	152,232,120

LIABILITIES
Payable for investments purchased	8,441,643
Payable to affiliates	70,954
Payable for Fund shares redeemed	20,133
Payable for distribution fees	1
Payable to Adviser	36,053
Accrued expenses and other liabilities	39,714
TOTAL LIABILITIES	8,608,498

NET ASSETS	$143,623,622

Net Assets Consist Of:
Paid-in capital	$142,828,253
Accumulated undistributed net investment income	384,815
Accumulated undistributed net realized loss from investments	(1,494,313)
Net unrealized appreciation on investments	1,904,867
Net Assets	$143,623,622

Retail Class Shares
Net assets	1,008
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	100
Net asset value, offering price and redemption price per share(1)	$10.05

Institutional Class Shares
Net assets	143,622,614
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	14,077,824
Net asset value, offering price and redemption price per share	$10.20

(1)	Does not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Operations

For the Period Ended May 31, 2012(1)

INVESTMENT INCOME
Interest income	$220,719
TOTAL INVESTMENT INCOME	220,719

EXPENSES
Advisory fees	282,179
Administration and accounting fees	92,013
Pricing expenses	56,527
Federal and state registration fees	46,498
Transfer agent fees and expenses	35,095
Custody fees	18,709
Audit and tax fees	17,494
Chief Compliance Officer fees and expenses	11,011
Legal fees	9,603
Trustees' fees and related expenses	7,883
Reports to shareholders	4,924
Distribution fees – Retail Class	1
Other expenses	6,510
TOTAL EXPENSES	588,447

NET INVESTMENT LOSS	(367,728)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	358,088
Change in net unrealized appreciation on investments	1,904,867
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,262,955

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,895,227

(1)	The Institutional class shares commenced operations on June 30, 2011 and the Retail class shares commenced operations on December 30, 2011.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund

Statement of Changes in Net Assets

Period Ended
May 31, 2012(1)
FROM OPERATIONS
Net investment loss	$(367,728)
Net realized gain from investments	358,088
Change in net unrealized appreciation on investments	1,904,867
Net increase in net assets from operations	1,895,227

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(1,099,854)
Net investment income – Retail Class	(4)
Net decrease in net assets resulting from distributions paid	(1,099,858)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Retail Class	1,070
Proceeds from shares sold – Institutional Class	130,328,892
Proceeds from shares issued from transfers in-kind – Institutional Class(2)	72,485,478
Shares issued in reinvestment of distributions – Retail Class	4
Shares issued in reinvestment of distributions – Institutional Class	1,074,847
Payments for shares redeemed – Retail Class	(70)
Payments for shares redeemed – Institutional Class	(61,061,968)
Net increase in net assets from capital share transactions	142,828,253

TOTAL INCREASE IN NET ASSETS	143,623,622

NET ASSETS:
Beginning of period	—
End of period	$143,623,622

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$384,815

(1)	The Institutional class shares commenced operations on June 30, 2011 and the Retail class shares commenced operations on December 30, 2011.
(2)	See Note 8 to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Retail Share Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2012(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)(3)	(0.03)
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.08

Less distributions paid:
From net investment income	(0.03)
Total distributions paid	(0.03)

Net Asset Value, End of Period	$10.05

Total Return(4)	0.85%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$1

Ratio of expenses to average net assets(5)	0.88%

Ratio of net investment loss to average net assets(5)	(0.74)%

Portfolio turnover rate(4)	87.78%

(1)	The Retail share class commenced operations on December 30, 2011.
(2)	Per share net investment loss has been calculated using the daily average shares outstanding method.
(3)	Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund – Institutional Share Class

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2012(1)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment loss(2)(3)	(0.04)
Net realized and unrealized gain on investments	0.33
Total from investment operations	0.29

Less distributions paid:
From net investment income	(0.09)
Total distributions paid	(0.09)

Net Asset Value, End of Period	$10.20

Total Return(4)	2.90%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$143,623

Ratio of expenses to average net assets(5)	0.63%

Ratio of net investment loss to average net assets(5)	(0.39)%

Portfolio turnover rate(4)	87.78%

(1)	The Institutional share class commenced operations on June 30, 2011.
(2)	Per share net investment loss has been calculated using the daily average shares outstanding method.
(3)	Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements
May 31, 2012

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to achieve a high and stable rate of return, when and as opportunities are available in the context of preserving capital in adverse markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers two classes of shares, the Retail Class and the Institutional Class.  The Retail Class shares are subject to a 0.25% distribution fee.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single class of shares.  The Fund’s registration statement became effective on June 22, 2011.  The Institutional share class commenced operations on June 30, 2011.  The Retail share class commenced operations on December 30, 2011.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by M.D. Sass Investors Services, Inc. (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
May 31, 2012

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage Backed Securities	$—	$141,854,858	$—	$141,854,858
Total Fixed Income	—	141,854,858	—	141,854,858
Short-Term Investments	9,149,068	—	—	9,149,068
Total Investments in Securities	$9,149,068	$141,854,858	$—	$151,003,926

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  During the period, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold financial derivative instruments during the period.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for the tax periods since the commencement of operations.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
May 31, 2012

the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Retail class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

(3)	Federal Tax Matters

The tax character of distributions paid during the period ended May 31, 2012 was as follows:

Ordinary Income	Long-Term Capital Gain
$1,099,858	$—

As of May 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$149,099,059
Gross tax unrealized appreciation	1,978,817
Gross tax unrealized depreciation	(73,950)
Net tax unrealized appreciation	1,904,867
Undistributed ordinary income	384,815
Undistributed long-term capital gain	—
Total distributable earnings	384,815
Other accumulated losses	(1,494,313)
Total accumulated earnings	$795,369

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
May 31, 2012

At May 31, 2012, the Fund had short-term capital loss carryovers of $334,539, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryovers.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended May 31, 2012, the following reclassifications were made for permanent tax adjustments:

Undistributed Net Investment Income (Loss)	$1,852,401
Accumulated Net Realized Gain (Loss)	$(1,852,401)

At May 31, 2012, the Fund deferred, on a tax basis, post-October losses of $1,159,774.

On June 29, 2012, the Fund declared and paid a distribution from ordinary income of $555,158 and $3 to the Institutional and Retail Class, respectively, to shareholders of record on June 28, 2012.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through June 29, 2014, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s operating expenses (excluding any taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends on short positions and interest and broker expenses, acquired fund fees and expenses or extraordinary expenses) do not exceed 0.70% and 0.95% (the “Expense Limitation Cap”) of the Fund’s average daily net assets of the Institutional and Retail share classes, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap in place at the time of the waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  There were no such waivers during the period ended May 31, 2012.

(5)	Distribution Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Retail class shares for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended May 31, 2012, the Fund accrued expenses of $1 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement. The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the period ended May 31, 2012, the Fund incurred $92,013 in administration and accounting fees.  At May 31, 2012, the Administrator was owed fees of $50,649.

USBFS also serves as the transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended May 31, 2012, the Fund incurred $35,095, and $18,709 in transfer agency and custody fees, respectively.  At May 31, 2012, fees of $10,988, and $6,306 were owed for transfer agency and custody fees, respectively.

The Fund has a line of credit with U.S. Bank (see footnote 11).

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notes to Financial Statements (Continued)
May 31, 2012

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the period ended May 31, 2012, the Fund was allocated $11,011 of the Trust’s Chief Compliance Officer fee.  At May 31, 2012, fees of $3,011 were owed by the Fund to the Chief Compliance Officer.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class
Period Ended
May 31, 2012(1)
Shares sold	12,809,409
Shares issued from transfer in-kind	7,153,309
Shares reinvested	105,758
Shares redeemed	(5,990,652)
Net increase	14,077,824

(1)  The Institutional Class shares commenced operations June 30, 2011.

Retail Class
Period Ended
May 31, 2012(1)
Shares sold	107
Shares reinvested(2)	—
Shares redeemed	(7)
Net increase	100

(1)  The Retail Class shares commenced operations December 30, 2011.
(2)  Amount is less than one share.

(8)	Investment Transactions

The aggregate purchases and sales of U.S. government securities, excluding short-term investments and amounts transferred in-kind noted below, for the Fund for the period ended May 31, 2012, were $166,048,725 and $84,291,413, respectively.

During the period ended May 31, 2012, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, cash and cash equivalents and securities eligible for investment by the Fund as consideration for Fund shares issued (“Transfer In-Kind”) at a fair value of $72,485,478.

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2012, National Financial Services, LLC for the benefit of its customers held 38% of the outstanding shares of the Institutional Class.  At May 31, 2012, one natural person shareholder held 100% of the outstanding shares of the Retail Class.

(10)	Line of Credit

At May 31, 2012, the Fund had a line of credit in the amount of $15,000,000, which matures on August 15, 2012.  This unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate.  The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the year ended May 31, 2012, the Fund borrowed on the line of credit on 16 days, with an average borrowing and interest rate on those dates of $2,885,188 and 3.25%, respectively.  Interest expense of $693 incurred during the fiscal year is included within other expenses on the Statement of Operations.  The May 5, 2012 balance of $6,875,000 was the maximum amount of borrowing during the period ended May 31, 2012.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”), a series of Trust for Professional Managers, as of May 31, 2012, and the related statements of operations and changes in net assets, and the financial highlights for the period June 30, 2011 (commencement of operations), through May 31, 2012.  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2012 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund as of May 31, 2012, the results of its operations, changes in its net assets,  and its financial highlights for the period June 30, 2011 (commencement of operations), through May 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio.
July 30, 2012

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Additional Information
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-MDS-FUND (1-855-637-3863).

Independent Trustees
Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of Accounting,	27	Independent Trustee,
615 E. Michigan St.		Term; Since	Marquette University (2004–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 57		2001			company with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	27	Independent Trustee,
615 E. Michigan St.		Term; Since	(airline company) (1986–present).		USA MUTUALS (an
Milwaukee, WI 53202		August 22,			open-end investment
Age: 55		2001			company with two
portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing Director, Chief	27	Independent Trustee,
615 E. Michigan St.		Term; Since	Administrative Officer (“CAO”) and		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Chief Compliance Officer (“CCO”),		Endowment Fund
Age: 68		2009	Granite Capital International Group,		complex (three closed-
			L.P. (an investment management firm)		end investment
			(1994–2011); Vice President,		companies);
			Secretary, Treasurer and CCO of		Independent Trustee,
			Granum Series Trust (an open-end		Gottex Multi-
			investment company) (1997–2007);		Alternatives
			President, CAO and CCO, Granum		Fund complex
			Securities, LLC (a broker-dealer)		(three closed-end
			(1997–2007).		investment companies);
Independent Manager,
Ramius IDF, LLC,
(two closed- end
investment companies).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S.	27	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Bancorp Fund Services, LLC		(an open- end
Milwaukee, WI 53202	and	August 22,	(1994–present).		investment company
Age: 50	Trustee	2001			with ten portfolios);
Trustee, USA
MUTUALS (an open-
end investment
company with two
portfolios).

M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of		Portfolios	Other Directorships
	Position(s)	Office and		in Trust	Held by Trustee
Name,	Held with	Length of	Principal Occupation(s)	Overseen	During the
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Past Five Years

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 10,	(2004–present).
Age: 54	and	2008 (Vice
	Principal	President);
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Fund Services, LLC (2001–present).
Milwaukee, WI 53202	Chief	January 26,
Age: 64	Compliance	2011
Officer and
Anti-Money
Laundering
Officer
Secretary

Rachel A. Spearo		Indefinite	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Officer, U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 32		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	January 10,	(2002–present).
Age: 38	2008

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund Administrator, U.S.	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Bancorp Fund Services, LLC
Milwaukee, WI 53202	July 21,	(2008–present).
Age: 30	2011

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-MDS-FUND (1-855-637-3863).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling, toll free, 1-855-MDS-FUND (1-855-637-3863), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

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M.D. SASS 1-3 YEAR DURATION U.S. AGENCY BOND FUND

Investment Adviser	M.D. Sass Investors Services, Inc.
1185 Avenue of the Americas
18th Floor
New York, New York 10036

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway
Suite 1100
Westlake, Ohio 44145

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2012
Audit Fees	$14,500
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/2012
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2012
Registrant	$0
Registrant’s Investment Adviser	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

 (b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
Joseph Neuberger, President

Date    August 7, 2012

By (Signature and Title)*    /s/ John Buckel
John Buckel, Treasurer

Date    August 7, 2012

* Print the name and title of each signing officer under his or her signature.